RECEIVABLES AND OTHER ASSETS, NET (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2012	Jul. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Receivables and Other Assets [Abstract]
Straight line rent receivables				$ 26,454	$ 522
Escrows held by lenders	[1]			10,768	2,834
Other receivables				5,845	1,119
Prepaid expenses				3,217	2,444
Resident receivables, net				3,162	2,993
Deferred tax asset				4,672	1,179
Security deposits				1,225	1,289
Income tax receivable				1,870	0
Other assets				1,034	1,052
Total receivables and other assets				58,247	13,432
Allowance for Doubtful Accounts [Roll Forward]
Balance at Beginning of Year		$ 0	$ 1	303	9
Charged to Bad Debt		11	0	922	314
Writeoffs Net of Recoveries		(2)	(1)	(1,035)	(20)
Balance at End of Year		$ 9	$ 0	$ 190	$ 303

[1]	Escrows held by lenders represent amounts deposited in tax, insurance, and replacement reserve escrow accounts that are related to mortgage notes collateralized by New Senior's properties.